SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2002

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

07-01    GF    11600     5.1000       5.90	       Weeden & Co.
07-02   " "    11600     4.9500       5.70              " "
07-09   " "     9600     4.8981       5.83              " "
07-10   " "     9600     4.7603       5.66              " "
07-11   " "     9600     4.6620       5.44              " "
07-17   " "     9000     4.6233       5.58              " "
07-18   " "     9900     4.6436       5.63              " "
07-19   " "     9700     4.5500       5.50              " "
07-22   " "    11000     4.5453       5.32              " "
07-23   " "    10700     4.3827       5.07              " "
07-24   " "     6700     4.0864       5.11              " "
07-25   " "    11200     4.1557       5.17              " "
07-26   " "    11000     4.3018       5.10              " "
07-29   " "     1800     4.4233       5.18              " "
07-30   " "     2500     4.4200       5.20              " "
07-31   " "     2000     4.4000       5.06              " "




The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          08/01/02